Investment in Associates and Investments in Investees (Details) $ in Thousands			1 Months Ended			12 Months Ended
	Mar. 10, 2022 USD ($)	Mar. 15, 2020 USD ($) shares	Feb. 17, 2023 USD ($)	Mar. 31, 2022 USD ($)	Nov. 29, 2020 USD ($)	Dec. 31, 2022 USD ($) shares	Mar. 15, 2020 ₪ / shares
Investment in Associates and Investments in Investees (Details) [Line Items]
Ownership percentage		46.00%
Percentage of shares issued and outstanding share capital		35.00%
Fair market value		$ 351
Transaction costs		$ 51
Shareholders amount					$ 30
Issued and outstanding shares percentage					1.00%
Initial amount	$ 700
Invested initial amount	2 years
Pre determined	$ 1,000
Ownership percentage	50.01%
Initial investment amount						$ 109
Outstanding shares percentage						31.48%
Subsequent [Member]
Investment in Associates and Investments in Investees (Details) [Line Items]
Initial investment amount			$ 400
Capital Point Warrant [Member]
Investment in Associates and Investments in Investees (Details) [Line Items]
Purchase of ordinary shares						$ 340
Evero [Member]
Investment in Associates and Investments in Investees (Details) [Line Items]
Ordinary shares | shares		5,952,469				9,577
Ordinary shares per value | ₪ / shares							₪ 0.01
Percentage of shares issued and outstanding share capital		15.00%
Capital Point [Member]
Investment in Associates and Investments in Investees (Details) [Line Items]
Ordinary shares | shares		176,470
Ordinary shares per value | ₪ / shares							₪ 1
Percentage of shares issued and outstanding share capital		11.00%
MitoCareX [Member]
Investment in Associates and Investments in Investees (Details) [Line Items]
Initial investment amount				$ 700
Bottom of Range [Member] | Subsequent [Member]
Investment in Associates and Investments in Investees (Details) [Line Items]
Ownership percentage			31.48%
Top of Range [Member] | Subsequent [Member]
Investment in Associates and Investments in Investees (Details) [Line Items]
Ownership percentage			41.92%